RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	28,772	90
Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	14,665	9,541	6,555
Jinong [Member] | Dividend Paid [Member]
Related Party Transaction, Amounts of Transaction	0	0	10,050
Jinong [Member] | Rental Expense Paid For Plant and Equipment [Member]
Related Party Transaction, Amounts of Transaction	0	0	468
Jinong [Member] | Sales [Member]
Related Party Transaction, Amounts of Transaction	0	8,319	2,000
Jinong [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	25,984	0
Liyu [Member] | Dividend Received [Member]
Related Party Transaction, Amounts of Transaction	2,700	2,100	2,467
Liyu [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	0	90
Liyu [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	14,665	9,541	5,953
XPCC 5th Division [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	0	2,788	0
Non-Controlling Interests Of Denong [Member] | Technology Usage Fees [Member]
Related Party Transaction, Amounts of Transaction	0	0	602
Holding Company Of Jinong [Member] | Research and Development Expense [Member]
Related Party Transaction, Amounts of Transaction	0	0	5,000